Condensed Consolidated Statements of Changes in Equity - USD ($)	Virtu Financial, LLC Class A-1	Virtu Financial, LLC Class A-2	Virtu Financial, LLC Retained Earnings / (Accumulated Deficit)	Virtu Financial, LLC Accumulated Other Comprehensive Income (Loss)	Virtu Financial, LLC Additional paid-in Capital	Virtu Financial, LLC Total Stockholders'/ Members' Equity	Virtu Financial, LLC Noncontrolling Interest	Virtu Financial, LLC Class A common stock	Virtu Financial, LLC Class C common stock	Virtu Financial, LLC Class D common stock	Virtu Financial, LLC	Retained Earnings / (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Additional paid-in Capital	Total Stockholders'/ Members' Equity	Noncontrolling Interest	Class A common stock	Class C common stock	Class D common stock	Total
Balance at the end of the period at Dec. 31, 2014	$ 19,648,000	$ 287,705,000	$ (91,383,000)	$ (3,705,000)		$ 212,265,000					$ 212,265,000									$ 212,265,000
Balance at the end of the period (in units) at Dec. 31, 2014	1,964,826	99,855,666
Balance at the end of the period at Dec. 31, 2014																				212,265,000
Balance for Redeemable Interest at the end of the period at Dec. 31, 2014	$ 294,433,000
Balance (in shares) at Dec. 31, 2014																	0	0	0
Increase (decrease) in stockholder's/members' equity
Share based compensation		$ 438,000				438,000					438,000
Share based compensation (in shares)		6,418
Repurchase of Class A-2 interests		$ (97,000)				(97,000)					(97,000)
Repurchase of Class A-2 interests (in shares)		(13,495)
Distribution to members			(130,000,000)			(130,000,000)					(130,000,000)
Net Income			83,147,000			83,147,000					83,147,000
Foreign exchange translation adjustment				(4,633,000)		(4,633,000)					(4,633,000)
Reorganization of equity structure	$ (19,648,000)	$ (288,046,000)	138,236,000	8,338,000	$ 63,261,000	(97,858,000)	$ 392,291			$ 1,000	294,433,000
Reorganization of equity structure (in shares)								18,763,664	36,746,041	79,610,490
Reorganization of equity structure (in shares)	(1,964,826)	(99,848,589)
Reorganization of equity structure - Redeemable Interest	$ (294,433)
Balance at the end of the period at Apr. 15, 2015					63,261,000	63,262,000	392,291			$ 1,000	455,553,000
Balance at the beginning of the period at Dec. 31, 2014	$ 19,648,000	$ 287,705,000	$ (91,383,000)	$ (3,705,000)		212,265,000					212,265,000									212,265,000
Balance at the beginning of the period (in shares) at Dec. 31, 2014	1,964,826	99,855,666
Balance at the beginning of the period at Dec. 31, 2014																				212,265,000
Balance (in shares) at Dec. 31, 2014																	0	0	0
Balance for Redeemable Interest at the beginning of the period at Dec. 31, 2014	$ 294,433,000
Increase (decrease) in stockholder's/members' equity
Net Income																				85,009,000
Balance at the end of the period at Jun. 30, 2015																				116,161,000
Balance at the end of the period at Jun. 30, 2015												$ 474,000	$ 412,000	$ 115,274,000	$ 116,161,000	$ 388,503,000			$ 1,000	504,664,000
Balance at the end of the period (in shares) at Jun. 30, 2015																	34,305,052	24,531,817	79,610,490
Balance at the beginning of the period at Apr. 15, 2015					$ 63,261,000	$ 63,262,000	$ 392,291			$ 1,000	$ 455,553,000
Balance (in shares) at Apr. 15, 2015								18,763,664	36,746,041	79,610,490
Increase (decrease) in stockholder's/members' equity
Repurchase of Class A-2 interests														(277,153,000)	(277,153,000)					(277,153,000)
Repurchase of Class A-2 interests (in shares)																	(3,470,724)	(12,214,224)
Net Income												474,000			474,000	1,388,000				1,862,000
Foreign exchange translation adjustment													412,000		412,000	1,220,000				1,632,000
Issuance of Common Stock, net of offering costs														327,366,000	327,366,000					327,366,000
Issuance of Common Stock, net of offering costs (in shares)																	19,012,112
Share based compensation vested upon IPO														45,677,000	45,677,000					45,677,000
Adjustments for changes in proportionate ownership in Virtu Financial														(22,513,000)	(22,513,000)	22,513,000
Issuance of tax receivable agreements														(23,041,000)	(23,041,000)					(23,041,000)
Share based compensation														1,677,000	1,677,000					1,677,000
Distribution from Virtu Financial to non-controlling interest																(28,909,000)				(28,909,000)
Balance at the end of the period at Jun. 30, 2015																				116,161,000
Balance at the end of the period at Jun. 30, 2015												$ 474,000	$ 412,000	$ 115,274,000	$ 116,161,000	$ 388,503,000			$ 1,000	$ 504,664,000
Balance at the end of the period (in shares) at Jun. 30, 2015																	34,305,052	24,531,817	79,610,490